Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

Changes in the asset retirement obligations (“ARO”) were as follows (in thousands):

	December 31, 2024	December 31, 2023
Balance at beginning of period	$84,166	$68,481
Accretion expense	5,259	4,175
Revisions to estimates	1,616	16,290
Obligations settled	(5,871)	(4,780)
Balance at end of period	$85,170	$84,166